Cover Page	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Entity Registrant Name	MarketWise, Inc.
Amendment Description	This Post-Effective Amendment No. 1 (this “Post-Effective Amendment No. 1”) to the Registration Statement on Form S-1 (File No. 333-258734) (the “Registration Statement”), as originally declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on August 20, 2021, is being filed to include information contained in the registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021, which was filed with the SEC on March 10, 2021, and to update certain other information in the Registration Statement.The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement on August 11, 2021.
Amendment Flag	true
Entity Central Index Key	0001805651
Document Type	POS AM
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false